UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21419


                                SPARX Funds Trust

               (Exact name of registrant as specified in charter)


                  360 Madison Avenue, New York, New York, 10017

               (Address of principal executive offices) (Zip code)


                              Kevin T. Medina, Esq.
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)



Registrant's telephone number, including area code:  (212) 452-5000


Date of fiscal year end: October 31


Date of reporting period: April 30, 2007


Item 1. Reports to Stockholders

SPARX
[LOGO]

APRIL 30, 2007


                               SEMI-ANNUAL REPORT

SPARX Japan Fund

LETTER TO SHAREHOLDERS

APRIL 30, 2007

DEAR INVESTORS:

SEMI-ANNUAL MANAGER COMMENTARY

The first half of the fiscal year, from November through April, was marked by choppy market sentiment in Japan as investors weighed optimism about stronger domestic demand with concerns about possible external shocks. In the fall, stock prices seesawed as expectations that falling oil prices would boost export growth to Asia and Europe offset growing concerns about a possible recession in the U.S. market and worries the Japanese recovery had peaked. Amid a general upswing in global equity markets in the October through December quarter, Japan's larger cap indices rose. But Japanese smaller cap stock indices did not fare as well. Small and mid-cap issues were affected by investors' preference for globally-oriented blue chip stocks and slower-than-expected growth in domestic consumption. Among the 33 sectors represented on the Tokyo Stock Exchange, the leading three in terms of percentage gains over the three-month period were marine transportation, iron and steel, and transportation equipment industries. The three biggest decliners were air transportation, construction and non-bank finance industries.

For the six-month period ended April 30, 2007, the Fund's Investor Shares had a total return of -5.99% and the Institutional Shares had a total return of -5.85%. The Fund's performance compared to a gain of +3.07% on the TOPIX index (including dividends) of all shares traded on the first section of the Tokyo Stock Exchange, the blue chip Nikkei 225 stock average's +3.41% climb, and a -10.85% drop in the small and mid-cap heavy JASDAQ (all figures in U.S. Dollar terms).1 Investments that contributed positively to the Fund's performance during the period included shares of export-oriented companies such as Toyota Motor Corp., construction machinery manufacturers Komatsu Ltd. and Tadano Ltd., and Suzuki Motors Corp.2 Another winner was temp staff provider Intelligence Ltd. On the other hand, issues that pulled down performance included a number of small-caps and mid-caps, such as amusement facility operator Round one, Nissha Printing Co., and sportswear manufacturer Mizuno Corp.

The Japanese stock market started out 2007 with a few shaky weeks early on as momentum from the previous year seemed to have run its course. However, equity prices stabilized amid strengthening expectations for upward earnings forecasts revisions and the Bank of Japan's decision to postpone additional short-term interest rate hikes. The market was buoyed by a slew of economic indicators that indicated Japan's recovery remained on track. Yet as the quarter drew to a close, a dip in global stock prices triggered by the Shanghai market's swoon at the end of February set off sustained levels of high volatility in Japanese equities. That exacerbated an annual decline in liquidity ahead of Japan's fiscal year end in March as many investors adopted a wait-and-see stance.

On the one hand, the market was cheered by a Japanese government report issued in March that showed average land prices nationwide rose year-on-year in 2006 for the first time in 16 years. But that was tempered by negative sentiment from concern that problems in the U.S. sub-prime loan market could spread and thereby depress American demand for Japanese products and services. Amid this tumultuous environment, the benchmark TOPIX index (including dividends) rose 3.75% during the January through March quarter. Positive contributors to the Fund's performance during this period included Sumitomo Metal Mining Co., Japan's only comprehensive nickel mining and smelter operator. Negative contributors to the Fund's performance during this period included Mitsui Sumitomo Financial Group, Inc., whose sluggish share price came amid an industry-wide slump in profitability as banks have been unable to lift lending rates above short-term deposit rates.

As for our future investment activity, we continue to vet new prospective holdings using our bottom-up research activities. For the year 2007, we feel that the following two factors will drive the market. First, we cannot ignore that emerging economies are growing far more rapidly than developed economies. According to the International Monetary Fund's "World Economic Outlook," as of September 2006, the gross domestic product of just four major emerging economies--Brazil, China, India and Russia (known collectively as the "BRICs")--represented approximately 25% of total global GDP, exceeding even that of the U.S. economy. As investment in basic infrastructure spreads, the income levels of the populations in these and other emerging countries should continue to rise, creating fertile ground for new businesses and industries. Going forward, we believe this changing global market environment will provide us with many investment opportunities. One sector that we see as promising is Japanese trading houses, which excel in emerging economy-linked businesses like commodities, wholesaling and venture capital.

Second, the demographic changes taking place in Japan may have a major effect on the Japanese economy. Japan's Baby Boomer generation, usually defined as those born between 1947 to 1949, will begin to retire this year. They will receive large, one-time retirement payments from corporations that are separate from their pensions. This influx of cash will add to retirees' household assets and dramatically increase their spending power. In addition, Japan's so-called "Baby Boomer Jr's.," typically defined as those born from 1971 to 1974, have grown old enough to start buying their first homes, which has helped boost housing prices in some parts of Japan. We believe demographic shifts such as these will provide unique investment opportunities going forward, such as in stocks of large general contractors and real estate developers.

At the same time, buildings and infrastructure that were built up during Japan's period of rapid economic growth in the 1960s and 1970s are aging and in need of repair or replacement in order to meet the stricter building codes of today for things such as earthquake-proofing. On the back of Japan's booming real estate market, the cyclical replacement demand for those buildings and infrastructure is expected to grow. In our opinion, construction companies will be among the chief beneficiaries of this trend.

Shuhei Abe                                                       Masakazu Takeda
Co-Portfolio Manager                                        Co-Portfolio Manager





1 Returns for the indices take into account the reinvestment of dividends. The TOPIX, also known as the Tokyo Price Index, is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The Nikkei 225 stock average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. The JASDAQ Stock Index is a capitalization-weighted index of all JASDAQ stocks except the Bank of Japan. The indices, which are unmanaged, are referred to for comparative purposes only and are not intended to parallel the risk or investment style of the Fund. Investors cannot invest directly in an index.

2 See the accompanying Portfolio of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter. Portfolio composition will change due to ongoing management of the Fund. References to specific securities and their issuers and to sectors are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations of the Fund, its adviser, or distributor to purchase or sell such securities. Portfolio holdings are subject to change daily.

SPARX Japan Fund Overview
AVERAGE ANNUAL TOTAL RETURNS*  (Unaudited)



                                                      One Year                Since Inception (10/31/03)
                                                 3/31/07    4/30/07             3/31/07        4/30/07
---------------------------------------------------------------------------------------------------------------
SPARX Japan Fund - Institutional Shares         (16.95)%    (17.50)%             19.34%         18.02%
SPARX Japan Fund - Investor Shares              (17.14)%    (17.71)%             19.13%         17.80%
TOPIX**                                            0.05%     (4.90)%             14.55%         13.35%





THE FUND'S GROSS EXPENSES, AS OF OCTOBER 31, 2006, WERE 2.22% AND 1.66% FOR THE INVESTOR AND INSTITUTIONAL SHARES, RESPECTIVELY. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-632-1320 OR VISIT WWW.SPARXFUNDS.COM.

 * Total return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

 **The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns shown for the TOPIX are calculated in USD and take into account the reinvestment of dividends. The Index is referred to for comparative purposes only and is not intended to parallel the risk of investment style of the Fund. You cannot invest directly in an index.

The performance returns for the Fund reflect a fee waiver in effect. In the absence of such waiver, the returns for the Institutional Shares and the Investor Shares are estimated to be (17.33)%, (17.88)%, 15.03%, 14.21% and (18.02)%, (18.54)%, 10.54%, 9.48% for the one year periods ended 3/31/07 and
4/30/07 and for the average annual periods from the inception on 10/31/03 through 3/31/07 and 4/30/07, respectively. The Fund achieved a significant portion of its performance during a short period following inception due to investments in Initial Public Offerings and the relatively small size of the Fund. Performance for the Investor Shares includes the effect of a 12b-1 fee in the amount of 0.25%. A redemption fee of 2.00% may be imposed on redemptions or exchanges of shares you have owned for 60 days or less. Please see the prospectus for more information.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments. In addition, because the Fund's portfolio may hold securities of fewer issuers than other diversified funds, the Fund is more exposed to individual stock volatility and market pressures than funds investing in a larger number of securities.

INVESTMENTS BY SECTOR (Unaudited)

(AS A PERCENTAGE OF LONG-TERM INVESTMENTS)

[PIE CHART]

Banks                       7.6%
Chemicals                   3.2%
Construction               10.3%
Electric Appliances         3.4%
Iron & Steel                4.3%
Land Transportation         3.1%
Machinery                  10.5%
Other*                     11.1%
Other Products              8.4%
Real Estate Management      7.0%
Services                    5.3%
Transportation Equipment   11.3%
Wholesale Trade            14.5%





* All remaining sectors



--------------------------------------------------------------------------------
A description of the SPARX Japan Fund proxy voting guidelines and a record of the Fund's proxy votes for the period ended June 30, 2006 are available without charge, upon request, by calling 1-800-632-1320 and on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

SPARX Japan Fund

EXPENSE EXAMPLE  (Unaudited)

FOR THE SIX MONTHS ENDED APRIL 30, 2007

As a shareholder of the SPARX Japan Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees (Investor class of shares only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007 (the "period").

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the classes. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

SPARX Japan Fund


EXPENSES PAID DURING THE PERIOD
                                                INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------
                                                                          Expenses paid
                        Beginning account       Ending account value     during the period
                      value November 1, 2006       April 30, 2007      ended April 30, 2007
---------------------------------------------------------------------------------------------------
Actual Example              $1,000.00                  $941.50                 $6.02

Hypothetical Example,
assuming a 5% return
before expenses             $1,000.00                $1,018.80                 $6.26




                                                 INVESTOR SHARES
---------------------------------------------------------------------------------------------------
                                                                          Expenses paid
                        Beginning account       Ending account value     during the period
                      value November 1, 2006       April 30, 2007      ended April 30, 2007
---------------------------------------------------------------------------------------------------
Actual Example              $1,000.00                  $940.10                 $7.22

Hypothetical Example,
assuming a 5% return
before expenses             $1,000.00                $1,017.56                 $7.50

1 Expenses are equal to the Fund's annualized expense ratios (1.25% for the Institutional Shares, and 1.50% for the Investor Shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPARX Japan Fund


PORTFOLIO OF INVESTMENTS

APRIL 30, 2007 (Unaudited)


  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------

               COMMON STOCKS                         98.1%

               BANKS                                  7.5%

         657   Mizuho Financial Group, Inc.                                         $3,953,651
         460   Sumitomo Mitsui Financial Group, Inc.                                 4,018,593
      18,000   Suruga Bank, Ltd.                                                       217,610
                                                                                --------------
                                                                                     8,189,854
                                                                                --------------

               CHEMICALS                              3.1%
     396,000   Taiyo Nippon Sanso Corp.                                              3,441,569
                                                                                --------------

               COMMUNICATION                          1.3%
      52,600   Zenrin Co., Ltd.                                                      1,464,926
                                                                                --------------

               CONSTRUCTION                          10.1%
     315,500   Haseko Corp.*                                                         1,044,822
     226,000   Kajima Corp.                                                          1,112,565
     176,000   Obayashi Corp.                                                        1,109,227
     900,000   Shimizu Corp.                                                         5,579,839
     628,000   Taisei Corp.                                                          2,165,463
                                                                                --------------
                                                                                    11,011,916

               ELECTRIC APPLIANCES                    3.4%
      64,500   Densei-Lambda K.K.                                                      911,443
       2,300   Keyence Corp.                                                           511,266
     106,000   NEC Corp.                                                               562,910
      22,300   NEC Electronics Corp.                                                   545,793
     301,000   Oki Electric Industry Co., Ltd.                                         517,593
      84,000   Toshiba Corp.                                                           625,494
                                                                                --------------
                                                                                     3,674,499
                                                                                --------------

               GLASS & CERAMICS
               PRODUCTS                               1.5%
     301,000   Nippon Sheet Glass Co., Ltd.                                          1,588,818
                                                                                --------------

               IRON & STEEL                           4.2%
     915,000   Sumitomo Metal Industries, Ltd.                                       4,645,840
                                                                                --------------

               LAND TRANSPORTATION                    3.1%
     461,000   Tokyu Corp.                                                           3,352,623
                                                                                --------------

SPARX Japan Fund

APRIL 30, 2007 (Unaudited)


  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------

               MACHINERY                             10.3%
   1,098,000   Ishikawajima-Harima
                 Heavy Industries Co., Ltd.                                         $4,278,758
     185,800   Komatsu, Ltd.                                                         4,396,709
     198,000   Tadano, Ltd.                                                          2,609,648
                                                                                --------------
                                                                                    11,285,115
                                                                                --------------

               METAL PRODUCTS                         2.6%
     201,000   NHK Spring Co., Ltd.                                                  1,727,267
      26,600   Sumco Corp.                                                           1,155,887
                                                                                --------------
                                                                                     2,883,154
                                                                                --------------

               NONFERROUS METALS                      2.3%
     137,000   Sumitomo Metal Mining Co., Ltd.                                       2,545,077
                                                                                --------------

               OTHER PRODUCTS                         8.2%
     179,300   Fuji Seal International, Inc.                                         3,641,228
     713,000   Mizuno Corp.                                                          4,451,938
     112,000   Wood One Co., Ltd.                                                      923,012
                                                                                --------------
                                                                                     9,016,178

               REAL ESTATE
               MANAGEMENT                             6.9%
         753   NTT Urban Development Corp.                                           1,788,489
      33,940   Sumitomo Real Estate Sales Co., Ltd.                                  2,678,288
      42,600   Tokyu Livable, Inc.                                                   3,024,979
                                                                                --------------
                                                                                     7,491,756
                                                                                --------------

               RETAIL TRADE                           2.8%
      19,600   Fast Retailing Co., Ltd.                                              1,346,349
       8,700   Nafco Co., Ltd.                                                         225,408
      26,900   St. Marc Holdings Co., Ltd.                                           1,454,999
                                                                                --------------
                                                                                     3,026,756
                                                                                --------------

               SECURITIES                             0.3%
      35,500   Kyokuto Securities Co., Ltd.                                            344,196
                                                                                --------------

               SERVICES                               5.2%
      40,000   Benesse Corp.                                                         1,489,750
         971   Intelligence, Ltd.                                                    2,515,911
         295   Pacific Golf Group International Holdings KK*                           264,310
         673   Round One Corp.                                                       1,390,823
                                                                                --------------
                                                                                     5,660,794
                                                                                --------------

SPARX Japan Fund

APRIL 30, 2007 (Unaudited)


  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------

               TRANSPORTATION
               EQUIPMENT                             11.1%
     250,000   Bosch Corp.                                                          $1,201,774
     912,000   Isuzu Motors, Ltd.                                                    4,792,266
     381,000   T.RAD Co., Ltd.                                                       1,860,020
      70,500   Toyota Motor Corp.                                                    4,282,099
                                                                                --------------
                                                                                    12,136,159
                                                                                --------------

               WHOLESALE TRADE                       14.2%
         396   Chip One Stop, Inc.*                                                    677,728
     418,000   Itochu Corp.                                                          4,115,554
     960,000   Marubeni Corp.                                                        5,764,449
      62,700   MISUMI Group, Inc.                                                    1,077,973
     184,700   Mitsubishi Corp.                                                      3,937,125
                                                                                --------------
                                                                                    15,572,829
                                                                                --------------

               TOTAL COMMON STOCKS (Cost $110,335,346)107,332,059



   PRINCIPAL
    AMOUNT
--------------
               SHORT-TERM INVESTMENTS                 4.5%
               UMB Bank Money Market Fiduciary, 3.65%
  $4,896,599   (Cost $4,896,599)                                                     4,896,599
                                                                                --------------

               TOTAL INVESTMENTS                    102.6%
               (Cost $115,231,945)                                                 112,228,658

               LIABILITIES NET OF CASH
               AND OTHER ASSETS                     (2.6)%                          (2,807,279)
                                                                                --------------

               NET ASSETS                           100.0%                        $109,421,379
                                                                                ==============

SPARX Japan Fund

APRIL 30, 2007 (Unaudited)


--------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------------------------

                                   PERCENT OF
                                   INVESTMENT
COUNTRY                            SECURITIES           VALUE
---------------------------------------------------------------------------
Japan                                 95.6%         $107,332,059
United States                          4.4             4,896,599
---------------------------------------------------------------------------
Total                                100.0%         $112,228,658
---------------------------------------------------------------------------








*  Non-income producing.
The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

APRIL 30, 2007

ASSETS
  Investments at value (cost $115,231,945)                                        $112,228,658
  Foreign currency (cost $47,687)                                                       47,178
  Receivable for investments sold                                                       38,669
  Receivable for capital stock sold                                                    103,275
  Interest and dividends receivable                                                    563,448
  Receivable from adviser                                                               34,061
  Prepaid expenses and other assets                                                     44,378
                                                                                --------------
  Total assets                                                                     113,059,667
                                                                                --------------

LIABILITIES
  Payable for shares redeemed                                                        3,281,641
  Investment adviser fees                                                               95,445
  Accrued distribution fee                                                               4,885
  Accrued expenses                                                                     256,317
                                                                                --------------

  Total liabilities                                                                  3,638,288
                                                                                --------------

NET ASSETS                                                                        $109,421,379
                                                                                ==============

NET ASSETS CONSIST OF
  Paid-in-capital                                                                 $115,047,545
  Accumulated net investment loss                                                      (53,623)
  Accumulated net realized loss on investments
     and foreign currency transactions                                              (2,562,783)
  Net unrealized depreciation on investments
     and foreign currency translations                                              (3,009,760)
                                                                                --------------

NET ASSETS                                                                        $109,421,379
                                                                                ==============

INSTITUTIONAL SHARES:
  Net assets                                                                       $88,554,423
  Shares outstanding ($0.001 par value, unlimited shares authorized)                 5,447,570
  Net asset value, offering and redemption price per share                              $16.26
                                                                                ==============

INVESTOR SHARES:
  Net assets                                                                       $20,866,956
  Shares outstanding ($0.001 par value, unlimited shares authorized)                 1,290,119
  Net asset value, offering and redemption price per share                              $16.17
                                                                                ==============


The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


STATEMENT OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED APRIL 30, 2007

INVESTMENT INCOME
  Dividends from securities (net of $74,808 of non-reclaimable
     foreign withholding taxes)                                                       $607,185
  Interest                                                                             105,777
                                                                                --------------
Total investment income                                                                712,962
                                                                                --------------

EXPENSES
  Investment advisory fees                                                             589,871
  Professional fees                                                                    133,395
  Administrative and fund accounting fees                                               69,130
  Custody fees                                                                          50,580
  Transfer agent fees and expenses - Investor shares                                    46,686
  Trustees' fees                                                                        30,025
  Distribution fees - Investor shares                                                   29,276
  Federal and state registration fees - Institutional shares                            18,837
  Transfer agent fees and expenses - Institutional shares                               18,723
  Reports to shareholders - Institutional shares                                        18,177
  Federal and state registration fees - Investor shares                                 14,260
  Reports to shareholders - Investor shares                                             12,543
  Insurance premiums                                                                     6,116
  Miscellaneous expenses                                                                16,861
                                                                                --------------
  Total expenses before fee waivers and reimbursement                                1,054,480
  Fee waivers and expenses reimbursed                                                 (287,895)
                                                                                --------------
     Net expenses                                                                      766,585
                                                                                --------------

NET INVESTMENT LOSS                                                                    (53,623)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                                  (1,556,156)
  Net realized loss on foreign currency transactions                                   (17,707)
  Change in unrealized appreciation/depreciation on investments
     and foreign currency translations                                              (6,108,764)
                                                                                --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $(7,736,250)
                                                                                ==============

The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the Six
                                                                   Months Ended       For the
                                                                      4/30/07       Year Ended
                                                                    (Unaudited)      10/31/06
----------------------------------------------------------------------------------------------
OPERATIONS
  Net investment loss                                                 $(53,623)      $(510,757)
  Net realized loss on investments                                  (1,556,156)       (983,587)
  Net realized loss on foreign currency transactions                   (17,707)        (94,000)
  Change in unrealized appreciation/depreciation
     on investments and foreign currency translations               (6,108,764)     (1,394,884)
                                                             ---------------------------------

  Net decrease in net assets
     resulting from operations                                      (7,736,250)     (2,983,228)
                                                             ---------------------------------

DISTRIBUTIONS
  From investment income
     Institutional shares                                                   --      (1,970,826)
     Investor shares                                                        --      (1,360,343)
  From capital gains
     Institutional shares                                                   --        (596,508)
     Investor shares                                                        --        (415,773)
                                                             ---------------------------------
        Total distributions                                                 --      (4,343,450)
                                                             ---------------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares
     Institutional shares                                           32,731,433     110,208,130
     Investor shares                                                 6,740,699      54,871,869
  Proceeds from reinvestment of dividends
     Institutional shares                                                   --       2,555,947
     Investor shares                                                        --       1,734,678
  Redemption of shares
     Institutional shares                                          (43,300,646)    (54,792,750)
     Investor shares                                               (10,402,145)    (52,594,708)
  Redemption fees                                                       11,910          66,005
                                                             ---------------------------------
     Net increase/decrease from capital share transactions         (14,218,749)     62,049,171
                                                             ---------------------------------

TOTAL INCREASE/DECREASE IN NET ASSETS                              (21,954,999)     54,722,493



The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


                                                                   For the Six
                                                                   Months Ended     For the
                                                                      4/30/07     Year Ended
                                                                   (Unaudited)     10/31/06
----------------------------------------------------------------------------------------------

NET ASSETS
  Beginning of period                                              131,376,378      76,653,885
                                                             ---------------------------------
  End of period                                                   $109,421,379    $131,376,378
                                                             =================================
  Undistributed net investment loss                                   $(53,623)            $--

TRANSACTIONS IN SHARES

  INSTITUTIONAL:
     Shares sold                                                     1,934,284       5,895,830
     Shares redeemed                                                (2,575,195)     (2,993,324)
     Shares reinvested                                                      --         137,936
                                                             ---------------------------------
     Net increase/decrease                                            (640,911)      3,040,442
                                                             =================================

  INVESTOR:
     Shares sold                                                       395,051       2,954,107
     Shares redeemed                                                  (629,750)     (2,871,854)
     Shares reinvested                                                      --          93,817
                                                             ---------------------------------
     Net increase/decrease                                            (234,699)        176,070
                                                             =================================


   The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                               INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------
                                            For the Six
                                           Months Ended      For the       For the      For the
                                             4/30/07       Year Ended     Year Ended   Year Ended
                                            (Unaudited)     10/31/06       10/31/05     10/31/04
-------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
  Net asset value, beginning
     of period                                  $17.27        $17.44         $13.31        $10.00
                                            -----------------------------------------------------

  INCOME FROM INVESTMENT
  OPERATIONS
  Net investment loss                               --(a)(b)   (0.06)(a)      (0.02)(a)     (0.04)
  Net realized and unrealized
     gain/loss on investments                    (1.01)         0.61           4.87          3.25
                                            -----------------------------------------------------

  Total from investment operations               (1.01)         0.55           4.85          3.21
                                            -----------------------------------------------------

  OTHER
  Distributions from investment income              --         (0.56)            --            --
  Distributions from capital gains                  --         (0.17)         (0.72)           --
                                            -----------------------------------------------------
  Total distributions                               --         (0.73)         (0.72)           --
                                            -----------------------------------------------------
  Redemption fees                                   --(b)       0.01             --(b)       0.10
                                            -----------------------------------------------------

  NET ASSET VALUE,
  END OF PERIOD                                 $16.26        $17.27         $17.44        $13.31
                                            =====================================================

  Total return                                 (5.85)%(c)      2.90%         38.41%        33.10%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (in thousands)     $88,554      $105,147        $53,166        $8,139
  Ratio to average net assets:
  Expenses, net of waivers
     and reimbursements                          1.25%(d)      1.25%          1.25%         1.25%
  Expenses, before waivers
     and reimbursements                          1.64%(d)      1.66%          3.63%         9.07%
  Investment loss, net of waivers
     and reimbursements                        (0.04)%(d)    (0.30)%        (0.15)%       (0.34)%
  Investment loss, before
     waivers and reimbursements                (0.43)%(d)    (0.71)%        (2.53)%       (8.16)%
Portfolio turnover rate                            69%(c)        89%            73%          125%





(a) Calculated based on average shares outstanding.
(b) Less than $0.01.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                            INVESTOR SHARES
-------------------------------------------------------------------------------------------------
                                            For the Six
                                           Months Ended      For the       For the      For the
                                             4/30/07       Year Ended     Year Ended   Year Ended
                                            (Unaudited)     10/31/06       10/31/05     10/31/04
-------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
  Net asset value, beginning of period          $17.20        $17.41         $13.28        $10.00
                                            -----------------------------------------------------

  INCOME FROM INVESTMENT
  OPERATIONS
  Net investment loss                            (0.02)(a)     (0.10)(a)      (0.06)(a)     (0.08)
  Net realized and unrealized
     gain/loss on investments                    (1.01)         0.60           4.90          3.26
                                            -----------------------------------------------------

  Total from investment operations               (1.03)         0.50           4.84          3.18
                                            -----------------------------------------------------

  OTHER
  Distributions from investment income              --         (0.55)            --            --
  Distributions from capital gains                  --         (0.17)         (0.71)           --
                                            -----------------------------------------------------
  Total distributions                               --         (0.72)         (0.71)           --
                                            -----------------------------------------------------
  Redemption fees                                   --(b)       0.01             --(b)       0.10
                                            -----------------------------------------------------

  NET ASSET VALUE,
  END OF PERIOD                                 $16.17        $17.20         $17.41        $13.28
                                            =====================================================

  Total return                                 (5.99)%(c)      2.64%         38.36%        32.80%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (in thousands)     $20,867       $26,230        $23,488        $2,609
  Ratio to average net assets:
  Expenses, net of waivers
     and reimbursements                          1.50%(d)      1.50%          1.50%         1.50%
  Expenses, before waivers
     and reimbursements                          2.40%(d)      2.22%          4.24%        10.78%
  Investment loss, net of
     waivers and reimbursements                (0.29)%(d)    (0.55)%        (0.40)%       (0.59)%
  Investment loss, before
     waivers and reimbursements                (1.19)%(d)      1.27%        (3.14)%       (9.87)%
  Portfolio turnover rate                          69%(c)        89%            73%          125%




(a)  Calculated based on average shares outstanding.
(b)  Less than $0.01.
(c)  Not annualized for periods less than one year.
(d)  Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (Unaudited)

NOTE 1 - ORGANIZATION

SPARX Funds Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. SPARX Japan Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund seeks long term capital appreciation. To pursue this objective, the Fund normally invests at least 80% of its assets in equity securities of Japanese companies. The Fund commenced operations on October 31, 2003.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

     A.   USE OF ESTIMATES

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

     B.   INVESTMENT VALUATION

          Equity securities are valued at the last reported sale price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. In fair valuing a portfolio security, relevant factors that may be considered include: (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and
          (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.

SPARX Japan Fund

APRIL 30, 2007 (Unaudited)

          Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund's net asset value ("NAV") will reflect the affected Portfolio Securities' Value as determined in the judgment of the Board of Trustees or its designee instead of being determined by market value. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other investment companies to calculate their NAVs. Because the Fund invests in Japanese securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

          Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

     C.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis.

     D.   FEDERAL INCOME TAXES

          The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes.

     E.   SHARE CLASSES

          The Fund currently offers two classes of shares - Investor Shares and Institutional Shares. Each class is identical except for the minimum investment requirements and distribution fees which are charged to Investor Shares only. Each class has exclusive voting rights with respect to matters that affect their respective class.

          Investment income, realized and unrealized gains and losses are allocated to each class based on relative net assets. Expenses that are directly attributable to a specific class (which include distribution fees, transfer agent fees, registration fees, and reports to shareholders) are charged to that class and are separately disclosed in the statement of operations. Fund level expenses that are not directly attributable to a specific class are allocated to each class based on relative net assets.

     F.   FUND SHARE TRANSACTIONS

          The Fund calculates the NAV of each class by taking the total value of its assets, subtracting its liabilities, and dividing by the number of shares of that class. The Fund calculates the NAV of each class once daily as of the close of regular session trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on days when the Fund is open for business.

SPARX Japan Fund

APRIL 30, 2007 (Unaudited)

          The price of the shares an investor purchases or redeems will be the next NAV of the relevant class after receipt of an order and accepted by the Fund's transfer agent, or a broker-dealer or other financial intermediary with the authority to accept orders on the Fund's behalf. A sales or redemption order must be received by the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern Time) in order to receive the current day's NAV.

     G.   DISTRIBUTIONS TO SHAREHOLDERS

          The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as foreign currency transactions.

          H. FOREIGN CURRENCY

          Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

     I.   FORWARD CONTRACTS

          The Fund may, but is not required to, enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

     J.   REDEMPTION FEES

          The Fund may charge a 2.00% redemption fee for selling shares you have owned for 60 days or less. The redemption fee is treated as additional paid-in-capital and allocated to each class of shares based on relative net assets.

     K.   NEW ACCOUNTING PRONOUNCEMENTS

          In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed

SPARX Japan Fund

APRIL 30, 2007 (Unaudited)

          to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Fund's financial statements has not yet been determined.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.

NOTE 3 - INVESTMENT ADVISORY AGREEMENT

The Trust, on behalf of the Fund, has an agreement (the "Advisory Agreement") with SPARX Investment & Research, USA, Inc. (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. As compensation for its services to the Fund, the Adviser receives an investment advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund, which is accrued daily and paid monthly. As of August 19, 2005, the Adviser has entered into a sub-investment advisory agreement (the "Sub-Advisory Agreement") with SPARX Asset Management Co., Ltd. (the "Sub-Adviser") pursuant to which the Sub-Adviser is responsible for the day-to-day management of the Fund's investment portfolio. The Adviser pays the Sub-Adviser a fee at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed, until February 29, 2008, to waive receipt of its fees and/or assume expenses of the Fund so that the expenses of each class (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.50% and 1.25% of the average daily net assets of the Investor Shares and Institutional Shares, respectively. For the six months ended April 30, 2007, the Adviser waived investment advisory fees of $287,895.

NOTE 4 - SHAREHOLDER SERVICING AND DISTRIBUTION PLAN AND DISTRIBUTION AGREEMENT

The Trust has adopted a Shareholder Servicing and Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which Investor Shares bear an annual fee of 0.25% of the Investor Shares' average daily net assets for expenses incurred in connection with the distribution of Investor Shares and the provision of certain services relating to shareholder accounts of Investor Shares. The Trust has entered into a distribution agreement with UMB Distribution Services, LLC pursuant to which UMB Distribution Services, LLC acts as agent for the distribution of shares of the Fund.

SPARX Japan Fund

APRIL 30, 2007 (Unaudited)

NOTE 5 - INVESTMENT TRANSACTIONS

The Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, was $78,597,279 and $80,530,192, respectively, for the six months ended April 30, 2007.

NOTE 6 - FEDERAL INCOME TAX INFORMATION

At  April  30,  2007,   gross   unrealized   appreciation  and  depreciation  of
investments, based on cost for federal income tax purposes, were as follows:

                  Cost of Investments                              $115,568,452
                                                                   ============
                  Gross Unrealized Appreciation                       6,756,318
                  Gross Unrealized Depreciation                     (10,096,112)
                                                                   ------------
                  Net Unrealized Depreciation on Investments        $(3,339,794)
                                                                   ============


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing most recent fiscal year end differences in recognizing certain gains and losses in security tranactions.

As of October 31, 2006 (most recent fiscal year end), the components of accumulated earnings on a tax basis were as follows:



                  Accumulated Capital and Other Losses                 (967,738)
                  Unrealized Appreciation on Investments              3,078,853
                  Unrealized Depreciation on Foreign Currency            (1,031)
                                                                   ------------
                  Total Accumulated Earnings                         $2,110,084
                                                                   ============



At October 31, 2006, SPARX Japan Fund had an accumulated capital loss carryforward of $967,738 expiring in 2014. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.

The tax components of dividends paid during the years ended October 31, 2006 and October 31, 2005 were as follows:




                                   October 31, 2006         October 31, 2005
                             ---------------------------------------------------
  Ordinary Income                  $   4,194,505            $       602,575
  Long-Term Capital Gains                148,945                        --

SPARX Japan Fund

APRIL 30, 2007 (Unaudited)

NOTE 7 - LINES OF CREDIT

The Trust has entered into a $10 million uncommitted line of credit ("UMB LOC") agreement with UMB Bank, n.a. on behalf of the Fund. The Trust has also entered into a $10 million committed line of credit ("Scotia LOC") agreement with The Bank of Nova Scotia on behalf of the Fund. The UMB LOC and the Scotia LOC were made available for extraordinary or emergency purposes, primarily for financing large redemption payments should they occur. Borrowings are charged interest at a rate of 1.00% per annum over the Federal Funds rate on the UMB LOC. Borrowings are charged interest at an applicable rate on the Scotia LOC corresponding to the respective terms of each draw on the Scotia LOC. Applicable rate means that with respect to each draw on the Scotia LOC, any of the following methods may be used to charge interest on borrowings: 0.625% per annum over the alternate base rate, 0.625% per annum over the Federal Funds rate, or 0.625% over the LIBOR rate. The Fund did not utilize the UMB LOC or Scotia LOC during the six months ended April 30, 2007. No borrowings were outstanding under the UMB LOC or Scotia LOC at April 30, 2007.

NOTE 8 - INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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



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


             NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR
                       PRECEDED BY A CURRENT PROSPECTUS.



      THE SPARX JAPAN FUND IS DISTRIBUTED BY UMBDISTRIBUTION SERVICES, LLC.

Item 2. Code of Ethics

            Not applicable.

Item 3. Audit Committee Financial Expert

            Not applicable.

Item 4. Principal Accountant Fees and Services

            Not applicable.

Item 5. Audit Committee of Listed Registrants

            Not applicable.

Item 6. Schedule of Investments

            The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies

            Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

            Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders

            Not applicable.

Item 11.Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a) 1) Code of Ethics.

            Not applicable.

(a)(2) Certifications of principal executive and principal financial officers required pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3) Not applicable.

(b) Certification required pursuant to Rule 30a-2(b) under the 1940 Act.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:   /s/ Takashi Tsuchiya
------------------------------------
          Takashi Tsuchiya
          Chief Executive Officer

Date:    July 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Takashi Tsuchiya
------------------------------------
          Takashi Tsuchiya
          Chief Executive Officer

Date:    July 2, 2007

By:   /s/ Hoi Fong
------------------------------------
          Hoi Fong
          Chief Financial Officer

Date: July 2, 2007